Stockholders' Equity (Details 3) (Restricted Stock [Member], USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock [Member]
Restricted Shares, Outstanding, Beginning Balance	0	964,607	17,125
Restricted Shares, Granted	17,125	1,399,750	1,544,943
Restricted Shares, Canceled	0	0	0
Restricted Shares, Vested	0	(16,868)	(596,586)
Restricted Shares, Expired/Forfeited	0	0	(875)
Restricted Shares, Outstanding, Ending Balance	17,125	2,347,489	964,607
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 0	$ 3.00	$ 3.34
Weighted-Average Grant Date Fair Value, Granted	$ 3.34	$ 3.86	$ 3.00
Weighted-Average Grant Date Fair Value, Cancelled	$ 0	$ 0	$ 0
Weighted-Average Grant Date Fair Value, Vested	$ 0	$ 3.00	$ 3.00
Weighted-Average Grant Date Fair Value, Expired/Forfeited	$ 0	$ 0	$ 3.34
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 3.34	$ 3.51	$ 3.00